Long-term Debt and Other Borrowing Arrangements	12 Months Ended
Oct. 25, 2015
Long-term Debt and Other Borrowing Arrangements
Long-term Debt and Other Borrowing Arrangements

NOTE F

Long-term Debt and Other

Borrowing Arrangements

Long-term debt consists of:

	October 25,	October 26,
(in thousands)	2015	2014
Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$ 250,000	$ 250,000
Less current maturities	–	–

Total	$ 250,000	$ 250,000

The Company has a $400.0 million unsecured revolving line of credit which matures in June 2020 and bears interest at a variable rate based on LIBOR. A fixed fee is paid for the availability of this credit line. As of October 25, 2015, and October 26, 2014, the Company had no outstanding draws from this line of credit.

The Company also has a $300.0 million term loan facility that expires December 2016 that bears interest at a variable rate based on LIBOR. As of October 25, 2015, the Company had $185.0 million outstanding on the loan facility and no outstanding draws as of October 26, 2014.

The Company is required by certain covenants in its debt agreements to maintain specified levels of financial ratios and financial position. At the end of the current fiscal year, the Company was in compliance with all of these covenants.

Total interest paid in the last three fiscal years is as follows:

(in millions)
2015	$ 13.1
2014	12.7
2013	12.5